Fair Value Measurements - Major Categories of Assets and Liabilities Measured at Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 19,673	$ 11,989
MSRs	170,294	0
Derivative liabilities	3,520	1,787
Contingent earn-out liabilities	3,791	2,095
Measured on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	18,541	10,957
Mortgage loans held for sale	0	0
MSRs	0
Total assets	18,541	10,957
Contingent earn-out liabilities	0	0
Total liabilities	0	0
Measured on a recurring basis | Level 1 | Interest rate contract | IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivative liabilities	0
Measured on a recurring basis | Level 1 | Price risk derivative | MBS forward trades
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0
Derivative liabilities	0	0
Measured on a recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Mortgage loans held for sale	683,080	218,624
MSRs	0
Total assets	702,753	230,613
Contingent earn-out liabilities	0	0
Total liabilities	3,520	1,787
Measured on a recurring basis | Level 2 | Interest rate contract | IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	4,553	11,989
Derivative liabilities	3,293
Measured on a recurring basis | Level 2 | Price risk derivative | MBS forward trades
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	15,120
Derivative liabilities	227	1,787
Measured on a recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Mortgage loans held for sale	0	0
MSRs	170,294
Total assets	170,294	0
Contingent earn-out liabilities	3,791	2,095
Total liabilities	3,791	2,095
Measured on a recurring basis | Level 3 | Interest rate contract | IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivative liabilities	0
Measured on a recurring basis | Level 3 | Price risk derivative | MBS forward trades
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0
Derivative liabilities	0	0
Measured on a recurring basis | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	18,541	10,957
Mortgage loans held for sale	683,080	218,624
MSRs	170,294
Total assets	891,588	241,570
Contingent earn-out liabilities	3,791	2,095
Total liabilities	7,311	3,882
Measured on a recurring basis | Total | Interest rate contract | IRLCs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	4,553	11,989
Derivative liabilities	3,293
Measured on a recurring basis | Total | Price risk derivative | MBS forward trades
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	15,120
Derivative liabilities	$ 227	$ 1,787